Investments	12 Months Ended
Dec. 31, 2016
Investments
(4)	Investments

(a)	Fixed-Maturity Securities and Equity Securities

At December 31, 2016 and 2015, the amortized cost or cost, gross unrealized gains, gross unrealized losses, and fair values of available-for-sale and held-to-maturity securities are as shown in the following tables:

	Amortized cost or cost	Gross unrealized gains	Gross unrealized losses	Fair value
2016:
Fixed-maturity securities,available-for-sale:
U.S. government	$1,712,400	41,003	16,880	1,736,523
Agencies not backed by the full faith and credit of the U.S. government	8,766	113	22	8,857
States and political subdivisions	9,379,273	612,248	36,908	9,954,613
Foreign government	426,724	21,006	8,803	438,927
Corporate securities	60,668,745	3,489,117	617,795	63,540,067
Mortgage-backed securities	11,615,711	188,528	153,975	11,650,264
Collateralized mortgage obligations	209,165	491	11,867	197,789
CDOs	8,861	11,070	—	19,931

Total fixed-maturity securities, available-for-sale	84,029,645	4,363,576	846,250	87,546,971

Fixed-maturity securities, held-to-maturity:
Corporate securities	28	5	—	33
CDOs	—	3,597	—	3,597

Total fixed-maturity securities held-to-maturity	28	3,602	—	3,630

Equity securities, available-for-sale:
Common stock	316,541	3,625	—	320,166

Total available-for-sale and held-to-maturity securities	$84,346,214	4,370,803	846,250	87,870,767

	Amortized cost or cost	Gross unrealized gains	Gross unrealized losses	Fair value
2015:
Fixed-maturity securities, available-for-sale:
U.S. government	$1,682,642	78,089	5,407	1,755,324
Agencies not backed by the full faith and credit of the U.S. government	10,474	91	51	10,514
States and political subdivisions	8,533,503	514,459	49,428	8,998,534
Foreign government	269,608	9,675	7,116	272,167
Corporate securities	56,402,323	2,756,065	1,989,705	57,168,683
Mortgage-backed securities	12,263,037	296,408	61,646	12,497,799
Collateralized mortgage obligations	9,208	1,075	—	10,283
CDOs	9,738	11,573	147	21,164

Total fixed-maturity securities, available-for-sale	79,180,533	3,667,435	2,113,500	80,734,468

Fixed-maturity securities, held-to-maturity:
Corporate securities	55	10	—	65
CDOs	—	5,214	—	5,214

Total fixed-maturity securities held-to-maturity	55	5,224	—	5,279

Equity securities, available-for-sale:
Common stock	71,005	—	2,394	68,611

Total available-for-sale and held-to-maturity securities	$79,251,593	3,672,659	2,115,894	80,808,358

At December 31, 2016 and 2015, the Company did not have any OTTI losses in AOCI.

The net unrealized gains on available-for-sale securities, held-for-sale securities and effective portion of cash flow hedges consist of the following at December 31:

	2016	2015	2014
Available-for-sale securities:
Fixed maturity	$3,517,326	1,553,935	6,258,406
Equity	3,625	(2,394)	46
Held-for-sale securities	614	798	—
Cash flow hedges	(29,547)	16,013	2,269
Adjustments for:
Shadow adjustments	(1,728,234)	(825,607)	(3,542,160)
Deferred taxes	(617,324)	(259,961)	(951,480)

Net unrealized gains	$1,146,460	482,784	1,767,081

The unrealized gain on held-for-sale securities in 2016 and 2015 relates to fixed maturity securities that were transferred from available-for-sale due to the expected sale of a subsidiary. See note 2 for further details.

The amortized cost and fair value of available-for-sale and held-to-maturity fixed-maturity securities at December 31, 2016, by contractual maturity, are shown below:

	Amortized cost	Fair value
Available-for-sale fixed-maturity securities:
Due in one year or less	$1,546,150	1,578,807
Due after one year through five years	13,572,313	14,342,672
Due after five years through ten years	19,833,072	20,189,034
Due after ten years	36,284,633	38,581,463
Structured securities	12,793,477	12,854,995

Total available-for-sale fixed-maturity securities	$84,029,645	87,546,971

Held-to-maturity fixed-maturity securities:
Due after one year through five years	$28	33
Structured securities	—	3,597

Total held-to-maturity fixed-maturity securities	$28	3,630

Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Fixed-maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured securities (which include mortgage-backed securities, collateralized mortgage obligations (CMOs), CDOs, and asset-backed securities) are shown separately, as they are not due at a single maturity.

As of December 31, 2016 and 2015, investments with a fair value of $28,098 and $45,393, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.

The Company’s available-for-sale and trading fixed-maturity security portfolios include mortgage-backed securities and CMOs. Due to the high quality of these investments and the lack of subprime loans within the securities, the Company does not have a material exposure to subprime mortgages.

(b)	Unrealized Investment Losses

The following table summarizes the fair value and related unrealized losses on available-for-sale securities that have been in a continuous loss position for the respective years ended December 31 are shown below:

	12 months or less		Greater than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
2016:
Fixed-maturity securities, available-for-sale:
U.S. government	$691,559	16,880	—	—	691,559	16,880
U.S. government agency	3,332	22	—	—	3,332	22
States and political subdivisions	1,587,063	30,524	103,316	6,384	1,690,379	36,908
Foreign government	99,527	6,634	10,383	2,169	109,910	8,803
Corporate securities	12,637,792	433,682	2,000,338	184,113	14,638,130	617,795
Mortgage-backed securities	4,811,364	152,501	31,040	1,474	4,842,404	153,975
CMOs	192,564	11,867	—	—	192,564	11,867

Total temporarily impaired securities	$20,023,201	652,110	2,145,077	194,140	22,168,278	846,250

	12 months or less		Greater than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
2015:
Fixed-maturity securities, available-for-sale:
U.S. government	$600,970	5,395	4,959	12	605,929	5,407
U.S. government agency	4,536	51	—	—	4,536	51
States and political subdivisions	1,873,125	48,306	28,015	1,122	1,901,140	49,428
Foreign government	42,338	1,787	32,219	5,329	74,557	7,116
Corporate securities	17,688,481	1,315,632	1,659,827	674,073	19,348,308	1,989,705
Mortgage-backed securities	3,066,569	61,030	15,433	616	3,082,002	61,646
CDOs	—	—	730	147	730	147

Total temporarily impaired securities	$23,276,019	1,432,201	1,741,183	681,299	25,017,202	2,113,500

As of December 31, 2016 and 2015, there were 1,088 and 1,294 available-for-sale fixed-maturity security holdings that were in an unrealized loss position, respectively.

As of December 31, 2016 and 2015, of the total amount of unrealized losses, $763,051 or 90.2% and $1,773,647 or 83.9%, respectively, are related to unrealized losses on investment grade securities. Investment grade is defined as a security having a credit rating of Aaa, Aa, A, or Baa from Moody’s or a rating of AAA, AA, A, or BBB from Standards and Poor’s (S&P), or a NAIC rating of 1 or 2 if a Moody’s or S&P rating is not available. Unrealized losses on securities are principally related to changes in interest rates or changes in sector spreads from the date of purchase. As contractual payments continue to be met, management continues to expect all contractual cash flows to be received. As mentioned in note 2, the Company reviews these securities regularly to determine whether or not declines in fair value are other-than-temporary. Further, as the Company neither has an intention to sell, nor does it expect to be required to sell the securities outlined above, the Company does not consider these investments to be other-than-temporarily impaired.

(c)	OTTI Losses

The following table presents a rollforward of the Company’s cumulative credit impairments on fixed-maturity securities held at December 31:

	2016	2015
Balance as of January 1	$59,365	36,948
Additions for credit impariments recognized on:
Securities not previously impaired	174,823	57,889
Securities previously impaired	—	1,086
Reductions for credit impairments previously on:
Securities that matured, were sold, or were liquidated during the period	(118,758)	(36,558)

Balance as of December 31	$115,430	59,365

(d)	Realized Investment (Losses) Gains

Gross and net realized investment (losses) gains for the years ended December 31 are summarized as follows:

	2016	2015	2014
Available-for-sale:
Fixed-maturity securities:
Gross gains on sales and exchanges	$198,851	108,094	96,698
Gross losses on sales and exchanges	(71,002)	(15,272)	(11,114)
OTTI	(172,530)	(57,598)	(6,445)

Net (losses) gains on fixed-maturity securities	(44,681)	35,224	79,139

Equity securities:
Gross gains on sales	3,109	2	113
Gross losses on sales	(897)	(184)	(1)

Net gains (losses) on equity securities	2,212	(182)	112

Net (losses) gains on available-for-sale securities	(42,469)	35,042	79,251

Held-to-maturity:
Gross gains on exchanges	—	31,832	—
Gross losses on exchanges	(11)	(11)	(84)

Net (losses) gains on held-to-maturity securities	(11)	31,821	(84)

(Provision) benefit for mortgage loans on real estate	(11,000)	(2,400)	5,000
Investment in affiliates	—	—	(6,500)
Gain on real estate sales	—	5,929	—
Investment in limited partnerships	2,150	—	—
Net gains on sales of acquired loans	2,005	24,027	95
Other	—	(6)	—

Net realized investment (losses) gains	$(49,325)	94,413	77,762

The 2016 realized gain on investment in limited partnerships is related to distributions received from the various limited partnership investments held by the Company. The 2015 realized gain on real estate sales is related to the recognition of a contingent gain as part of the terms of the 2011 sale of the Company’s real estate portfolio. The gross gain in held-to-maturity securities relates primarily to the impact of consolidating a CDO investment in 2015, as discussed in note 4(h). The 2014 realized loss on investment in affiliates is related to the disposal of an investment in an affiliate, as discussed in note 19.

Proceeds from sales of available-for-sale securities for the years ended December 31 are presented in the following table:

	2016	2015	2014
Available-for-sale:
Fixed-maturity securities proceeds from sales	$2,177,408	996,801	1,479,188
Equity securities proceeds from sales	152,821	58,858	29,209

(e)	Interest and Similar Income

Major categories of Interest and similar income, net, for the respective years ended December 31 are shown below:

	2016	2015	2014
Interest and similar income:
Available-for-sale fixed-maturity securities	$3,847,272	3,752,867	3,552,896
Available-for-sale equity securities	11,314	1,416	26
Mortgage loans on real estate	470,547	413,103	377,917
Acquired loans	24,461	28,122	27,548
Trading securities	6,814	11,838	10,006
Policy loans	10,015	9,834	9,981
Short-term securities, includes cash and cash equivalents	13,896	8,761	7,864
Held-to-maturity fixed-maturity securities	1,012	5,746	15,894
Derivative assets	11,121	5,197	1,867
Other invested assets	5,898	1,870	2,057
Assets held by reinsurers	2,498	2,626	2,798
Loans to affiliates	384	516	980

Total	4,405,232	4,241,896	4,009,834
Less investment expenses	79,495	66,427	54,175

Total interest and similar income, net	$4,325,737	4,175,469	3,955,659

(f)	Mortgage Loans

At December 31, 2016, mortgage loans on real estate in California and Illinois exceeded the 10% concentration levels by state with a concentration of 28.1% or $2,925,356 and 10.4% or $1,085,445, respectively. At December 31, 2015, mortgage loans on real estate in California and Illinois exceeded the 10% concentration levels by state with a concentration of 27.7% or $2,448,008 and 11.6% or $1,025,605, respectively.

Interest rates on investments in new mortgage loans ranged from a minimum of 3.0% to a maximum of 4.6%.

Credit quality indicators and allowance for loan loss for mortgage loans on real estate is discussed further at note 7.

(g)	Securities Lending and Reverse Repurchase Agreements

The Company had fair value of securities on loan of $2,798,597 and $2,392,657 with associated collateral received of $2,888,157 and $2,480,910, as of December 31, 2016 and 2015, respectively.

Of the total collateral received from the respective counterparties, noncash collateral was $326,938 and $0 as of December 31, 2016 and 2015. The cash collateral liability by loaned security type was as follows:

	December 31, 2016	December 31, 2015
	Remaining	Remaining
	Contractual	Contractual
	Maturity of the	Maturity of the
	Agreements	Agreements
	Open (1)	Open (1)
U.S. government	—	2,038
Foreign government	9,429	13,984
Corporate securities	2,551,790	2,464,888

Total	2,561,219	2,480,910

(1)

There is no contractual maturity on the loan agreements. The related loaned security could be returned to the Company on the next business day with notice from the counterparty and the Company would be required to return the cash collateral immediately.

Liquidity risk exists in that the Company may be required to return significant amounts of cash collateral on short notice. The Company only reinvests cash collateral in cash and cash equivalents and short-term investments and has established reinvestment guidelines around approved investments, credit quality, concentration, maturity, and liquidity to mitigate risks. The Company’s reinvested collateral is recorded in Collateral held from securities lending agreements on the Consolidated Balance Sheets and held $1,445,249 and $2,480,910 in cash and cash equivalents and $1,115,970 and $0 in short-term investments as of December 31, 2016 and 2015.

In the normal course of business, the Company enters into overnight reverse repurchase agreements which are used to earn spread income. As part of the reverse repurchase agreements, the Company lends cash and receives U.S. Government securities as collateral. The Company had fair value of reverse repurchase agreements of $100,000 and $0 on the Consolidated Balance Sheets with associated collateral received of $100,000 and $0 as of December 31, 2016 and 2015, respectively.

(h)	Variable Interest Entities

The Company invests in structured securities and limited partnerships which represent interests in VIEs. The Company has carefully analyzed the VIEs to determine whether the Company is the primary beneficiary, taking into consideration whether the Company, or the Company together with its affiliates, has the power to direct the activities of the VIE, that most affect its economic performance and whether the Company has the right to benefits from the VIE. Based on that analysis, the Company has concluded that it is not the primary beneficiary for all but one of the

Company’s VIEs and, as such, only one VIE was consolidated in the Consolidated Financial Statements.

In 2015, the triggering event for consolidation occurred when the Company entered into an agreement with the collateral manager to liquidate some or all of the collateral underlying several classes of notes within one of the CDOs. Creditors of the consolidated VIE do not have any recourse on the Company. The Company does not have any implicit or explicit arrangements to provide financial support to the consolidated VIE. Upon initial consolidation, the Company recorded the underlying assets at fair value, generating a gain of $31,832 in Realized investment (losses) gains, net in the Consolidated Statements of Operations.

In October 2015, at the Company’s direction, the collateral manager liquidated $163,389 of assets at auction, of which $96,046 were purchased by the Company. The assets purchased at auction are reported at amortized cost as Acquired loans and at fair value as Fixed-maturity securities, Available-for-sale on the Consolidated Balance Sheets. As of December 31, 2016 and 2015, the Company held $43,640 and $44,527, respectively, as Acquired loans and $10,604 and $12,611, respectively, as Fixed-maturity securities, Available-for-sale. As of December 31, 2016 and 2015, the Company also held $19,833 and $26,941, respectively, of consolidated assets that are reported at fair value as Fixed-maturity securities, Available-for-sale on the Consolidated Balance Sheets. In addition, the Company has recorded liabilities of $565 and $2,789 as of December 31, 2016 and 2015, respectively, related to the consolidation of this entity. The liabilities are reported in Other liabilities on the Consolidated Balance Sheets.

The carrying amount and maximum exposure to loss relating to the VIEs which the Company holds a variable interest but is not the primary beneficiary and which have not been consolidated were as follows:

	December 31, 2016		December 31, 2015
		Maximum		Maximum
	Carrying	exposure	Carrying	exposure
	amount	to loss (1)	amount	to loss (1)
Fixed-maturity securities, available-for-sale:
Corporate securities	$981,066	981,066	913,857	913,857
Mortgage-backed securities	11,625,772	11,625,772	12,466,036	12,466,036
Collateralized mortgage obligations	197,789	197,789	10,283	10,283
CDOs	19,931	19,931	21,164	21,164

Total fixed-maturity securities, available-for-sale	$12,824,558	12,824,558	13,411,340	13,411,340

Other investments
Acquired loans	$148,740	148,740	179,556	179,556
Other invested assets	56,562	338,971	15,628	116,485

Total other investments	$205,302	487,711	195,184	296,041

Total investments	$13,029,860	13,312,269	13,606,524	13,707,381

(1)

The maximum exposure to loss is equal to the carrying amount for Fixed-maturity securities, Available-for-sale and Acquired loans. The maximum exposure to loss related to Other invested assets is equal to the carrying amount plus any unfunded commitments.

(i)	Redeemable Preferred Stock

AZL PF Investments, Inc. (AZLPF), a wholly owned subsidiary of the Company, issued redeemable preferred stock as a result of a prepaid forward agreement settled in 2012. The preferred stock liability of $32,195 was recorded at December 31, 2016 and 2015 and is reported in Other liabilities on the Consolidated Balance Sheets. The preferred stock is mandatorily redeemable on January 9, 2017. AZLPF’s BOD approved the redemption of the preferred stock in November 2016. See further discussion over the redemption of the preferred stock in note 25.